Label	Element	Value
Van Eck VIP Multi-Manager Alternatives Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000811976_SupplementTextBlock

Van Eck VIP Trust

Supplement dated July 30, 2012 (“Supplement”)
to the Prospectuses dated May 1, 2012, as supplemented on June 11, 2012

          This Supplement updates certain information contained in the above-dated Prospectuses for Van Eck VIP Trust (the “Trust”) regarding the Van Eck VIP Multi-Manager Alternatives Fund (“Fund”), a series of the Trust. You may obtain copies of the Trust’s Prospectuses and Statement of Additional Information free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the Van Eck website at www.vaneck.com.

          The Prospectuses for the Fund are supplemented as follows:

1.	The section of the Prospectuses entitled “Fund summary information – Van Eck VIP Multi-Manager Alternatives Fund - Principal Investment Strategies” is supplemented by:

	(a)	replacing the first sentence in the paragraph on page 3 that immediately precedes the list of bullet points with the following:

Currently, the Adviser has entered into sub-advisory agreements with the following twelve Sub-Advisers with respect to the Fund.

	(b)	adding the following immediately after the bullet point near the bottom of page 3 regarding Primary Funds, LLC:

▪ RiverPark Advisors, LLC employs a long/short equity strategy.

	(c)	replacing the paragraph immediately after the bullet points on page 3 with the following:

As of July 30, 2012, the Fund’s assets which have been allocated to Sub-Advisers are allocated among Acorn Derivatives Management Corp., Coe Capital Management, LLC, KeyPoint Capital Management, LLC, Medley Credit Strategies, LLC, Millrace Asset Group, Inc., Primary Funds, LLC and Tiburon Capital Management, LLC.

2.	The section of the Prospectuses entitled “Fund summary information – Van Eck VIP Multi-Manager Alternatives Fund - Portfolio Management” is supplemented by:

	(a)	adding the following under the heading “Investment Sub-Advisers” immediately after the information about Primary Funds, LLC:

RiverPark Advisors, LLC
Mitchell Rubin, CFA, Chief Investment Officer, Portfolio Manager, 2009
3.	The section of the Prospectuses entitled “How the Fund is managed - Management of the Fund - Sub-Advisers” is supplemented by:

	(a)	replacing the first sentence with the following:

Currently, the Fund has agreements with twelve Sub-Advisers.

	(b)	adding the following immediately after the paragraph regarding Primary Funds, LLC:

RiverPark Advisors, LLC (“RiverPark”), 156 West 56th Street, 17th Floor, New York, NY 10019, is an SEC registered investment adviser. As of June 30, 2012, assets under management were approximately $445 million.

4.	The section of the Prospectuses entitled “How the Fund is managed - Management of the Fund - Sub-Advisers’ Portfolio Managers” is supplemented by:

	(a)	adding the following immediately after the information on Primary:

RiverPark
Mitchell Rubin, CFA
Chief Investment Officer and Portfolio Manager, RiverPark Advisors, LLC

Mitchell Rubin co-founded RiverPark in 2009 and is currently the Chief Investment Officer and Portfolio Manager of RiverPark. Prior to co-founding RiverPark, Mr. Rubin was a managing general partner of RiverPark Partners, a long/short equity fund. Prior to that, he was a portfolio manager at Baron Capital where he oversaw various equity portfolios. Mr. Rubin received a Bachelor of Arts degree in Economics and Political Science from the University of Michigan in 1988 and a Juris Doctor degree from Harvard Law School in 1991. He holds the Chartered Financial Analyst designation.

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Risk/Return [Heading]	rr_RiskReturnHeading	Van Eck VIP Multi-Manager Alternatives Fund